Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Growth Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	58.80%	25.55%	17.01%	59.17%	25.87%	17.32%	59.55%	26.19%	17.61%	59.78%	26.37%	17.78%	59.96%	26.50%	17.90%	57.40%	24.44%	16.07%	36.77%	21.18%	14.45%	34.63%	16.36%	13.48%